1775 I Street, N.W. Washington, DC 20006-2401 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
ERIN G. WAGNER erin.wagner@dechert.com +1 202 261 3317 Direct +1 202 261 3333 Fax

July 13, 2009

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, DC 20549

Re:	AQR Funds (the “Registrant”)

File Nos. 333-153445 and 811-22235

Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A

(the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), the undersigned hereby certifies, on behalf of the Registrant, (i) that the form of the Registrant’s Prospectus and Statement of Additional Information that would have been filed by the Registrant pursuant to Rule 497(c) under the Act would not have differed from that contained in the Amendment and (ii) that the text of the Amendment was filed electronically via EDGAR with the Commission on July 9, 2009.

If you have any questions or comments, please contact the undersigned at 202.261.3317.

Very truly yours,

/s/ Erin G. Wagner
Erin G. Wagner

US Austin Boston Charlotte Hartford New York Newport Beach Philadelphia Princeton San Francisco Silicon Valley

Washington DC EUROPE Brussels London Luxembourg Munich Paris ASIA Hong Kong